Strategy Shares Nasdaq 5HANDLTM Index ETF (FIVR)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.5%
3,892	Alerian MLP ETF	$141,708
900	Fidelity Total Bond ETF	46,692
3,712	Global X U.S. Preferred ETF	91,575
468	Invesco QQQ Trust	169,907
2,416	Invesco Taxable Municipal Bond ETF	77,215
772	iShares Broad USD High Yield Corporate Bond ETF	30,888
128	iShares Core S&P 500 ETF	57,827
2,540	iShares Core U.S. Aggregate Bond ETF	283,971
1,764	JPMorgan Equity Premium Income ETF	107,586
544	Schwab U.S. Large-Cap ETF	58,388
3,024	Schwab U.S. REIT ETF	146,664
9,784	SPDR Portfolio Aggregate Bond ETF	283,931
2,000	Utilities Select Sector SPDR Fund ETF	138,500
1,020	Vanguard Dividend Appreciation ETF	165,893
684	Vanguard Intermediate-Term Corporate Bond ETF	61,875
300	Vanguard Mortgage-Backed Securities ETF	15,618
140	Vanguard S&P 500 ETF	57,917
3,420	Vanguard Total Bond Market ETF	283,860
4,312	WisdomTree U.S. Efficient Core Fund	179,164
Total Exchange-Traded Funds (Cost $2,428,001)		$2,399,179
Total Investments — 99.5%
(Cost $2,428,001)		$2,399,179
Other Assets less Liabilities — 0.5%		13,069

Net Assets — 100.0%		$2,412,248

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Strategy Shares Gold-Hedged Bond ETF (GLDB)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	11.0%
Consumer Discretionary	6.3%
Consumer Staples	12.5%
Energy	8.1%
Financials	20.6%
Health Care	8.7%
Industrials	8.5%
Information Technology	11.2%
Materials	3.0%
Real Estate	4.0%
Utilities	6.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal Amount		Fair Value
Corporate Bonds — 82.0%
Communication Services — 6.8%
$102,000	Verizon Communications, Inc., 4.52%, 9/15/48	$120,672
114,000	Walt Disney Co. (The), 2.65%, 1/13/31	113,452
		234,124
Consumer Discretionary — 5.5%
108,000	Amazon.com, Inc., 1.50%, 6/03/30	101,388
66,000	Home Depot, Inc. (The), 5.88%, 12/16/36	89,065
		190,453
Consumer Staples — 10.9%
102,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	117,173
90,000	BAT Capital Corp., 3.56%, 8/15/27	92,056
96,000	Coca-Cola Co. (The), 1.38%, 3/15/31	87,410
84,000	Costco Wholesale Corp., 1.60%, 4/20/30	78,979
		375,618
Energy — 4.4%
84,000	Chevron Corp., 2.24%, 5/11/30	82,665
72,000	MPLX LP, 2.65%, 8/15/30	69,495
		152,160
Financials — 18.0%
36,000	Capital One Financial Corp., 3.80%, 1/31/28	38,050
108,000	Citigroup, Inc., 4.41%, 3/31/31	118,841
114,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	105,079
102,000	JPMorgan Chase & Co., 4.49%, 3/24/31	114,016
84,000	MetLife, Inc., 4.55%, 3/23/30	96,340
36,000	Northern Trust Corp., 1.95%, 5/01/30	34,642
114,000	Wells Fargo & Co., 3.00%, 10/23/26	117,127
		624,095
Health Care — 7.5%
90,000	AbbVie, Inc., 3.20%, 11/21/29	92,687
78,000	Amgen, Inc., 2.20%, 2/21/27	77,735
Principal Amount		Fair Value
$84,000	CVS Health Corp., 4.30%, 3/25/28	$91,566
		261,988
Industrials — 7.4%
96,000	Boeing Co. (The), 5.15%, 5/01/30	108,044
54,000	General Electric Co., 5.88%, 1/14/38	69,126
72,000	Southwest Airlines Co., 5.13%, 6/15/27	80,434
		257,604
Information Technology — 9.9%
78,000	Apple, Inc., 3.35%, 2/09/27	82,552
84,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	88,572
84,000	Fiserv, Inc., 3.50%, 7/01/29	87,168
72,000	Oracle Corp., 5.38%, 7/15/40	81,433
		339,725
Materials — 2.6%
48,000	Dow Chemical Co. (The), 3.60%, 11/15/50	48,216
42,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	42,859
		91,075
Real Estate — 3.5%
120,000	Equinix, Inc., 3.20%, 11/18/29	121,338
Utilities — 5.4%
102,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	98,119
84,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	87,411
		185,530
Total Corporate Bonds (Cost $2,960,531)		$2,833,710
Shares or Principal Amount		Fair Value
Yankee Dollars — 5.5%
Communication Services — 2.8%
66,000	Orange SA, 9.00%, 3/01/31	97,585

Energy — 2.7%
66,000	Shell International Finance BV, 6.38%, 12/15/38	91,821

Total Yankee Dollars (Cost $198,551)		$189,406

Strategy Shares Gold-Hedged Bond ETF (GLDB)	January 31, 2022 (Unaudited)

Shares	Fair Value

Total Investments — 87.4%
(Cost $3,159,082)	$3,023,116
Other Assets less Liabilities — 12.6%	434,622

Net Assets — 100.0%	$3,457,738

BV - Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA – Societe Anonyme (French public limited company)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/23/22	$3,584,007	$(4,917)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/23/22	537,813	(7,866)
							$(12,783)

(a)	The Effective Federal Funds Rate at January 31, 2022 was 0.08%.

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares or Principal Amount		Fair Value
Exchange-Traded Funds — 89.4%
2,354,625	Alerian MLP ETF	$85,731,896
543,375	Fidelity Total Bond ETF	28,190,295
2,244,375	Global X U.S. Preferred ETF	55,368,731
280,875	Invesco QQQ Trust	101,971,668
1,459,500	Invesco Taxable Municipal Bond ETF	46,645,620
467,250	iShares Broad USD High Yield Corporate Bond ETF	18,694,673
78,750	iShares Core S&P 500 ETF	35,576,888
1,535,625	iShares Core U.S. Aggregate Bond ETF	171,682,875
1,065,750	JPMorgan Equity Premium Income ETF	65,000,093
328,125	Schwab U.S. Large-Cap ETF	35,217,656
1,827,000	Schwab U.S. REIT ETF	88,609,500
5,916,750	SPDR Portfolio Aggregate Bond ETF	171,704,084
1,210,125	Utilities Select Sector SPDR Fund ETF	83,801,156
616,875	Vanguard Dividend Appreciation ETF	100,328,550
414,750	Vanguard Intermediate-Term Corporate Bond ETF	37,518,285
181,125	Vanguard Mortgage-Backed Securities ETF	9,429,368
84,000	Vanguard S&P 500 ETF	34,749,960
2,068,500	Vanguard Total Bond Market ETF	171,685,500
2,606,625	WisdomTree U.S. Efficient Core Fund	108,305,269
Total Exchange-Traded Funds (Cost $1,466,431,458)		$1,450,212,067
Total Investments — 89.4%
(Cost $1,466,431,458)		$1,450,212,067
Other Assets less Liabilities — 10.7%		172,841,696

Net Assets — 100.0%		$1,623,053,763

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL) (Continued)	January 31, 2022 (Unaudited)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/11/21	$650,421,612	$(10,963,738)

(a)	The Effective Federal Funds Rate at January 31, 2022 was 0.08%.

SA – Societe Anonyme (French public limited company)

Strategy Shares Halt Climate Change ETF (NZRO)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	6.6%
Consumer Discretionary	4.8%
Consumer Staples	5.0%
Electrical Equipment	0.7%
Energy	3.1%
Financials	0.6%
Health Care	22.1%
Industrials	14.7%
Information Technology	32.0%
Machinery	0.2%
Materials	1.7%
Real Estate	0.7%
Utilities	7.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 97.6%
Communication Services — 6.4%
5	Alphabet, Inc., Class C †	$13,570
47	Meta Platforms, Inc., Class A †	14,723
22	Netflix, Inc. †	9,397
		37,690

Consumer Discretionary — 4.6%
200	Arcimoto, Inc. †	1,222
180	Blink Charging Co. †	3,764
616	Canoo, Inc. †	3,770
262	Fisker, Inc. †	3,094
15	Tesla, Inc. †	14,051
363	Workhorse Group, Inc. †	1,227
		27,128

Consumer Staples — 4.8%
61	Beyond Meat, Inc. †	3,973
43	Ingredion, Inc.	4,072
44	McCormick & Co., Inc.	4,414
532	Oatly Group AB ADR †	3,783
232	Unilever PLC ADR	11,923
		28,165

Electrical Equipment — 0.7%
443	Freyr Battery SA	4,022

Energy — 3.0%
135	Aemetis, Inc. †	1,238
58	Enviva, Inc.	4,059
1,029	Gevo, Inc. †	3,519
440	Montauk Renewables, Inc.	4,747
95	Renewable Energy Group, Inc. †	3,825
		17,388

Financials — 0.6%
87	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,609

Health Care — 21.8%
91	Abbott Laboratories	11,599
91	AbbVie, Inc.	12,456
Shares		Fair Value
54	Amgen, Inc.	$12,266
49	Baxter International, Inc.	4,187
61	Beam Therapeutics, Inc. †	4,222
197	Boston Scientific Corp. †	8,451
35	CIGNA Corp.	8,066
68	Edwards Lifesciences Corp. †	7,426
117	Gilead Sciences, Inc.	8,036
32	IQVIA Holdings, Inc. †	7,837
57	Moderna, Inc. †	9,652
224	Pfizer, Inc.	11,803
27	UnitedHealth Group, Inc.	12,759
12	Waters Corp. †	3,841
10	West Pharmaceutical Services, Inc.	3,932
		126,533

Industrials — 14.2%
62	Ameresco, Inc., Class A †	3,138
124	Aris Water Solution, Inc., Class A	1,435
301	Array Technologies, Inc. †	3,173
364	Ballard Power Systems, Inc. †	3,786
223	Bloom Energy Corp., Class A †	3,363
52	Casella Waste Systems, Inc. †	3,951
252	Chargepoint Holdings, Inc. †	3,490
10	Cintas Corp.	3,915
54	EnerSys	4,046
155	Fluence Energy, Inc.	2,899
827	FuelCell Energy, Inc. †	3,506
47	Heritage-Crystal Clean, Inc. †	1,345
105	Johnson Controls International PLC	7,630
42	ManpowerGroup, Inc.	4,405
419	Nikola Corp. †	3,365
169	Plug Power, Inc. †	3,696
233	ReneSola, Ltd. ADR †	1,265
199	Shoals Technologies Group, Inc., Class A †	3,355
74	Stericycle, Inc. †	4,346
134	Sunrun, Inc. †	3,475
524	Sunworks, Inc.	1,200
106	TPI Composites, Inc. †	1,279
134	US Ecology, Inc. †	3,830
22	Watts Water Technologies, Inc.	3,371
37	Xylem, Inc.	3,885

Strategy Shares Halt Climate Change ETF (NZRO) (Continued)	January 31, 2022 (Unaudited)

Shares or Principal Amount		Fair Value
		$83,149

Information Technology — 31.3%
24	Adobe, Inc. †	12,823
91	Apple, Inc.	15,905
31	Autodesk, Inc. †	7,743
144	Canadian Solar, Inc.	4,030
204	Cisco Systems, Inc.	11,357
45	Citrix Systems, Inc.	4,587
29	Enphase Energy, Inc. †	4,074
50	First Solar, Inc. †	3,919
14	Gartner, Inc. †	4,114
21	Intuit, Inc.	11,660
22	Keysight Technologies, Inc. †	3,714
33	Mastercard, Inc., Class A	12,751
118	Maxeon Solar Technologies, Ltd.	1,302
50	Microsoft Corp.	15,550
46	NetApp, Inc.	3,979
141	Oracle Corp.	11,444
54	Salesforce.com, Inc. †	12,562
21	ServiceNow, Inc. †	12,301
17	SolarEdge Technologies, Inc. †	4,050
222	SunPower Corp. †	3,725
56	Visa, Inc., Class A	12,666
43	Xilinx, Inc.	8,322
		182,578

Machinery — 0.2%
188	GreenPower Motor Co., Inc.	1,060

Materials — 1.7%
36	Ecolab, Inc.	6,820
495	PureCycle Technologies, Inc. †	2,945
		9,765

Real Estate — 0.7%
40	CBRE Group, Inc., Class A †	4,054

Utilities — 7.6%
25	American Water Works Co., Inc.	4,019
126	Atlantica Sustainable Infrastructure PLC	4,111
127	Brookfield Renewable Corp., Class A	4,346
63	California Water Service Group	3,912
127	Clearway Energy, Inc., Class C	4,277
91	Global Water Resources, Inc.	1,398
55	NextEra Energy Partners LP	4,137
145	NextEra Energy, Inc.	11,327
56	Ormat Technologies, Inc.	3,817
182	Sunnova Energy International, Inc. †	3,578
		44,922

Total Common Stocks (Cost $607,795)		$570,063
Total Investments — 97.6%
(Cost $607,795)		$570,063
Other Assets less Liabilities — 2.4%		14,237

Net Assets — 100.0%		$584,300

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Company

†	Non-income producing security

Strategy Shares Newfound/Resolve Robust Momentum ETF (ROMO)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.8%
19,392	iShares 1-3 Year Treasury Bond ETF	$1,647,350
1,920	iShares 7-10 Year Treasury Bond ETF	216,134
25,088	iShares Core MSCI EAFE ETF	1,796,552
92,864	iShares Core S&P 500 ETF	41,953,170

Total Exchange-Traded Funds (Cost $41,919,754)		$45,613,206
Total Investments — 99.8%
(Cost $41,919,754)		$45,613,206
Other Assets less Liabilities — 0.2%		90,572

Net Assets — 100.0%		$45,703,778

ETF — Exchange-Traded Fund

MSCI EAFE — MSCI Europe, Australasia and Far East

S&P — Standard and Poor’s

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 74.4%
288,958	Communication Services Select Sector SPDR Fund ETF	$21,368,444
156,235	Consumer Discretionary Select Sector SPDR Fund ETF	28,895,663
311,323	Consumer Staples Select Sector SPDR Fund ETF	23,651,208
240,837	Energy Select Sector SPDR Fund ETF	15,875,975
667,193	Financial Select Sector SPDR Fund ETF	26,060,559
353,261	Health Care Select Sector SPDR Fund ETF	46,358,441
217,310	Industrial Select Sector SPDR Fund ETF	21,891,809
103,347	Materials Select Sector SPDR Fund ETF	8,727,654
163,504	Real Estate Select Sector SPDR Fund ETF	7,740,279
468,872	Technology Select Sector SPDR Fund ETF	75,943,199
232,091	Utilities Select Sector SPDR Fund ETF	16,072,302
Total Exchange-Traded Funds (Cost $270,973,268)		$292,585,533
Total Investments — 74.4%
(Cost $270,973,268)		$292,585,533
Other Assets less Liabilities — 25.6%		100,904,148

Net Assets — 100.0%		$393,489,681

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	January 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Shares		Fair Value
Exchange-Traded Funds — 93.0%
93,551	SPDR Bloomberg Investment Grade Floating Rate ETF	$2,862,661
81,359	SPDR Portfolio Corporate Bond ETF	2,745,866
120,500	SPDR Portfolio High Yield Bond ETF	3,122,155
68,601	SPDR Portfolio Long Term Treasury ETF	2,784,515
134,389	SPDR Portfolio Mortgage Backed Bond ETF	3,358,380
36,728	Vanguard Emerging Markets Government Bond ETF	2,757,538
54,912	Vanguard Short-Term Inflation-Protected Securities ETF	2,803,807
30,147	Vanguard Total International Bond ETF	1,639,997
Total Exchange-Traded Funds (Cost $22,598,589)		$22,074,919
Total Investments — 93.0%
(Cost $22,598,589)		$22,074,919
Other Assets less Liabilities — 7.0%		1,671,903

Net Assets — 100.0%		$23,746,822

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts